US Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI 53202

May 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          LKCM FUNDS
File Nos. 811-8352 and 33-75116

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus dated May 1, 2005 that would have been filed under Rule 497(c), do not differ from the forms of prospectus contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 23 on April 29, 2005.

If you have any questions, regarding this filing, please call the undersigned at (414) 765-5344.

Sincerely,

/s/ Chad Fickett

Chad Fickett
For U.S. Bancorp Fund Services, LLC.